2. LOANS: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Past Due Financing Receivables

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 19,573,271	$ 11,618,867	$ 24,971,696	$ 56,163,834
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$ 22,165,338	$ 12,713,225	$ 28,319,083	$ 63,197,646

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171